Segments - Non current assets by country (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of geographical areas [table]
Non-current assets	$ 61,754	$ 71,213
Norway [member]
Disclosure of geographical areas [table]
Non-current assets	32,886	40,564
USA [member}
Disclosure of geographical areas [table]
Non-current assets	12,077	12,323
Brazil [member]
Disclosure of geographical areas [table]
Non-current assets	8,929	8,751
UK [member]
Disclosure of geographical areas [table]
Non-current assets	1,868	2,096
Azerbaijan [member]
Disclosure of geographical areas [table]
Non-current assets	1,609	1,654
Canada [member]
Disclosure of geographical areas [table]
Non-current assets	1,294	1,403
Angola [member]
Disclosure of geographical areas [table]
Non-current assets	932	948
Algeria [member]
Disclosure of geographical areas [table]
Non-current assets	656	708
Argentina [member]
Disclosure of geographical areas [table]
Non-current assets	550	474
Denmark [member]
Disclosure of geographical areas [table]
Non-current assets	486	536
Other [member]
Disclosure of geographical areas [table]
Non-current assets	$ 467	$ 1,757